Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	BLUE SPHERE CORP.
Entity Central Index Key	0001419582
Document Type	S-1/A
Document Period End Date	Jun. 30, 2017
Amendment Flag	true
Amendment Description

The registrant hereby amends this registration statement on such date or date(s) as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the registration statement shall become effective on such date as the U.S. Securities and Exchange Commission acting pursuant to said Section 8(a) may determine.

Entity Filer Category	Smaller Reporting Company